Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of Cash Flows [Abstract]
Net (loss) income	$ (54,020,081)	$ 691,956	$ 12,688,035
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	2,187,206	880,879	690,749
Provision for bad debt	463,514
Goodwill impairment	10,407,349
Inventory write-downs			117,753
Loss on disposal of equipment	434,183		38
Loss on disposal of subsidiaries	95,932
Deferred taxes	(3,921,856)
Share-based compensation	1,086,231	778,423
Changes in operating assets and liabilities:
Accounts receivable	23,222,982	(2,106,752)	393,143
Notes receivable	(88,495)
Inventories	454,262	389,388	(276,909)
Prepaid expenses and other current assets	12,250,088	(8,057,239)	1,525,053
Prepaid assets	(329,926)	1,718,110	(4,402,208)
Accounts payable	(4,845,854)	6,723,151	(32,722)
Other payables and accrued liabilities	(15,213,292)	3,134,093	(559,496)
Due to related parties		(844,718)	966,589
Income taxes payable	(317,026)	(402,825)	(332,182)
Net cash (used in) provided by operating activities	(28,134,783)	2,904,466	10,777,843
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(2,390,339)	(2,783,440)	(1,159,355)
Purchase of intangible assets	(17,165)	(1,051,138)
Business acquisitions of Hekangyuan	(7,998,836)
Business acquisitions of Baodeng	(79,584)
Deposits return from Shennong	1,931,646
Purchase of DAJI		(75,044)
Deposits paid for business acquisitions		(9,313,225)
Proceeds from disposal of subsidiaries	34,330
Proceeds from disposal of equipment	43,069
Net cash used in investing activities	(8,476,879)	(13,222,847)	(1,159,355)
Cash Flows from Financing Activities:
Ordinary shares issued for cash	18,877,600	10,965,553	9,342,339
Cash contribution from non-controlling shareholders		37,522
Dividend payment		(375,000)
Proceeds from short-term loans	2,247,086	2,163,037	3,129,711
Repayments of short-term loans	(2,293,900)	(2,118,893)	(2,067,332)
Net cash provided by financing activities	18,830,786	10,672,219	10,404,718
Effect of exchange rate changes on cash and cash equivalents	955,755	2,550,149	(1,169,213)
Net (decrease) increase in cash and cash equivalents	(16,825,121)	2,903,987	18,853,993
Cash and cash equivalents at the beginning of year	36,558,752	33,654,765	14,800,772
Cash and cash equivalents at the end of year	19,733,631	36,558,752	33,654,765
Supplemental disclosures of cash flows information:
Cash paid for income taxes	570,113	1,209,381	3,176,269
Cash paid for interest expense	85,993	111,790	$ 98,086
Supplemental schedule of non-cash investing and financing activities
Ordinary shares issued for acquisitions	$ 7,386,320